Convertible debentures - Recording of 2020 Convertible loan at issuance date (Details) - CAD ($)		12 Months Ended
	Mar. 18, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Net proceeds		$ 903,000
Transaction cost		$ (83,119)	$ (118,513)
2020 Convertible loan
Disclosure of detailed information about borrowings [line items]
Liability component	$ 804,578
Conversion option recognized in equity, net of transaction cost of $47,338	98,422
Net proceeds	903,000
Transaction cost	$ 47,338